213 Market Street

Harrisburg, PA 17101

717 232-2723

717 233-7073 fax

www.pfmfunds.com

October 30, 2020

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	PFM Funds

Rule 497(j) Certification Relating to Registration Statement on Form N-1A

(File Nos.: 033-10754 and 811-04933)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, PFM Funds (the "Trust") hereby certifies that the definitive forms of prospectus and statement of additional information dated October 30, 2020, for the Trust’s Government Select Series that would have been filed under paragraph (c) of Rule 497, each do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485 (b) as Post-Effective Amendment No. 68 on October 30, 2020.

Very truly yours,

By:      /s/ Daniel R. Hess

Name: Daniel R. Hess

Title:   Secretary & Treasurer